Total
BNY Mellon International Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon International Equity Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon International Equity Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.16%	0.23%	0.14%	0.07%
Total other expenses		0.41%	0.48%	0.14%	0.07%
Total annual fund operating expenses		1.16%	1.98%	0.89%	0.82%
Fee waiver and/or expense reimbursement	[1]	(0.09%)	(0.16%)	(0.07%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.07%	1.82%	0.82%	0.82%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .82%. On or after February 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	678	914	1,168	1,895
Class C	285	606	1,053	2,293
Class I	84	277	486	1,090
Class Y	84	262	455	1,014

Expense Example No Redemption - BNY Mellon International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	678	914	1,168	1,895
Class C	185	606	1,053	2,293
Class I	84	277	486	1,090
Class Y	84	262	455	1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53.90% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks or securities convertible into common stocks of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. The fund may invest up to 25% of its net assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries.

The core of the investment philosophy of the fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc., is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. NIM believes that a global comparison of companies is the most effective method of stock analysis, and NIM's global industry analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that NIM believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. NIM then identifies specific companies using these investment themes to help it focus on areas where thematic and strategic research indicates superior returns are likely to be achieved.

Sell decisions for individual stocks will typically be a result of one or more of the following:

● a price movement and market activity have created an excessive valuation;

● the valuation of the company has become expensive relative to its peers;

● there has been a significant change in the prospects of the company;

● there has been a change in NIM's view of global investment themes (as described above); or

● profit-taking.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The derivative instruments in which the fund may invest typically include forward foreign currency exchange contracts.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I

During the periods shown in the chart: Best Quarter Q2, 2020: 17.32% Worst Quarter Q1, 2020: -22.43% The year-to-date total return of the fund's Class I shares as of September 30, 2023 was 2.82%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	(18.93%)	(0.18%)	3.45%
Class A	(23.79%)	(1.61%)	2.56%
Class C	(20.54%)	(1.18%)	2.39%
Class Y	(18.94%)	(0.17%)	3.49%	Jul. 01, 2013
After Taxes on Distributions | Class I	(19.49%)	(0.61%)	3.04%
After Taxes on Distributions and Sale of Fund Shares | Class I	(10.59%)	0.07%	2.86%
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes	(14.45%)	1.54%	4.67%